Interest-Bearing Loans and Borrowings - Annual Loan Principal Payments (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	$ 659,882
2023 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	89,430
2024 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	551,207
2025 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	7,546
2026 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	$ 11,699